INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAX
Schedule of Income Tax Expenses

	Year Ended December 31,
	2019	2018	2017
Current	$1,583,343	$2,147,164	$665,745
Deferred	(49,549)	(17,777)	25,811
Income tax expenses	$1,533,794	$2,129,387	$691,556

Schedule of Effective Income Tax Reconciliation

	Year Ended December 31,
	2019	2018	2017
Computed "expected" income tax expenses	$3,486,260	$3,378,592	$1,647,484
Effect on tax incentive / holiday	(1,394,504)	(1,377,961)	(993,090)
Non-deductable / (taxable) expense	(557,962)	128,756	37,162
Income tax expenses	$1,533,794	$2,129,387	$691,556

Schedule of Deferred Tax Assets

	December 31,
	2019	2018	2017

Provision of doubtful accounts	$188,036	$140,930	$130,346
Reserve for inventories	17,966	18,206	19,165
	$206,002	$159,136	$149,511